Average Annual Total Returns{- Fidelity Japan Fund} - 10.31 Fidelity Japan Fund - AMCIZ PRO-11 - Fidelity Japan Fund	Fidelity Advisor Japan Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Japan Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Japan Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Japan Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Japan Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Japan Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Japan Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Japan Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Japan Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Japan Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Japan Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Japan Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Japan Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Japan Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Japan Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Japan Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Japan Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Japan Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Japan Fund: Class Z Return Before Taxes Inception Date	TK001 Past 1 year	TK001 Past 5 years	TK001 Since Inception
Total	18.14%	7.62%	4.83%	[1]	Dec. 14, 2010	18.02%	7.59%	4.78%	[1]	Dec. 14, 2010	11.08%	6.10%	3.94%	[1]	Dec. 14, 2010	20.55%	7.76%	4.77%	[1]	Dec. 14, 2010	23.42%	8.13%	4.77%	[1]	Dec. 14, 2010	25.70%	9.25%	5.88%	[1]	Dec. 14, 2010	25.92%		3.93%	[1]	Oct. 02, 2018	19.25%	8.51%	6.64%	[1]

[1]	(a)From December 14, 2010 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.